UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2017

Date of reporting period:	July 31, 2016

Item 1. Schedule of Investments:

Putnam Capital Opportunities Fund

The fund's portfolio
7/31/16 (Unaudited)

COMMON STOCKS (98.2%)(a)
	Shares	Value

Aerospace and defense (0.1%)

Kratos Defense & Security Solutions, Inc.(NON)(S)	106,577	$470,005

		470,005
Airlines (0.4%)

Alaska Air Group, Inc.	19,800	1,330,956

		1,330,956
Auto components (1.4%)

American Axle & Manufacturing Holdings, Inc.(NON)	38,240	665,758

Cooper-Standard Holding, Inc.(NON)	14,581	1,283,857

Goodyear Tire & Rubber Co. (The)	46,439	1,331,406

Stoneridge, Inc.(NON)	83,019	1,384,757

		4,665,778
Banks (8.2%)

Banco Latinoamericano de Comercio Exterior SA Class E (Panama)	24,232	662,018

Cardinal Financial Corp.	37,170	957,499

Customers Bancorp, Inc.(NON)	47,518	1,223,113

East West Bancorp, Inc.	73,564	2,517,360

FCB Financial Holdings, Inc. Class A(NON)	44,138	1,543,506

First BanCorp. (Puerto Rico)(NON)	303,114	1,391,293

First Community Bancshares, Inc.	34,370	788,104

Flushing Financial Corp.	39,968	891,686

Franklin Financial Network, Inc.(NON)	38,036	1,288,660

Great Southern Bancorp, Inc.	29,458	1,154,754

Hanmi Financial Corp.	68,573	1,681,410

Horizon Bancorp	23,163	637,446

MainSource Financial Group, Inc.	42,110	937,790

OFG Bancorp (Puerto Rico)	33,853	359,180

Pacific Premier Bancorp, Inc.(NON)	35,915	867,347

Peoples Bancorp, Inc.	30,037	674,331

Popular, Inc. (Puerto Rico)	60,777	2,047,577

Talmer Bancorp, Inc. Class A	55,024	1,156,604

TCF Financial Corp.	89,490	1,216,169

United Community Banks, Inc.	44,235	851,081

Western Alliance Bancorp(NON)	32,252	1,097,536

Wilshire Bancorp, Inc.	135,535	1,455,646

Zions Bancorporation	54,445	1,517,927

		26,918,037
Biotechnology (4.4%)

Alkermes PLC(NON)	15,900	793,410

Applied Genetic Technologies Corp.(NON)	34,735	522,067

Ardelyx, Inc.(NON)(S)	43,997	469,888

ARIAD Pharmaceuticals, Inc.(NON)(S)	122,710	1,166,972

Biospecifics Technologies Corp.(NON)	16,502	668,331

Dynavax Technologies Corp.(NON)(S)	53,834	830,659

Eagle Pharmaceuticals, Inc.(NON)(S)	7,627	329,029

Emergent BioSolutions, Inc.(NON)(S)	45,566	1,521,449

FivePrime Therapeutics, Inc.(NON)	15,730	797,354

Halozyme Therapeutics, Inc.(NON)(S)	37,629	374,032

Ligand Pharmaceuticals, Inc.(NON)(S)	8,210	1,107,365

Merrimack Pharmaceuticals, Inc.(NON)(S)	90,694	526,025

MiMedx Group, Inc.(NON)(S)	86,155	645,301

Myriad Genetics, Inc.(NON)	21,228	657,643

Neurocrine Biosciences, Inc.(NON)	12,947	650,328

Ophthotech Corp.(NON)	17,178	1,103,515

Prothena Corp. PLC (Ireland)(NON)(S)	19,703	1,084,650

Rigel Pharmaceuticals, Inc.(NON)	102,753	235,304

TESARO, Inc.(NON)(S)	3,871	360,932

Ultragenyx Pharmaceutical, Inc.(NON)	9,800	620,144

uniQure NV (Netherlands)(NON)(S)	22,676	164,855

		14,629,253
Building products (2.0%)

CaesarStone Sdot-Yam, Ltd. (Israel)(NON)	28,288	1,060,517

Continental Building Products, Inc.(NON)	53,486	1,254,247

NCI Building Systems, Inc.(NON)	57,096	926,097

Patrick Industries, Inc.(NON)	30,606	1,975,923

PGT, Inc.(NON)	114,294	1,371,528

		6,588,312
Capital markets (0.9%)

AllianceBernstein Holding LP	36,122	865,483

E*Trade Financial Corp.(NON)	42,303	1,060,959

Piper Jaffray Cos.(NON)	28,865	1,193,279

		3,119,721
Chemicals (4.1%)

American Vanguard Corp.	65,358	972,527

Cabot Corp.	25,588	1,245,880

Chase Corp.	16,026	971,015

Innophos Holdings, Inc.	4,926	212,114

Koppers Holdings, Inc.(NON)	64,586	2,042,209

Kraton Performance Polymers, Inc.(NON)	32,824	981,766

LSB Industries, Inc.(NON)(S)	59,181	685,316

Minerals Technologies, Inc.	15,160	989,342

Orion Engineered Carbons SA (Luxembourg)	96,344	1,575,224

Trinseo SA(S)	51,454	2,561,895

W.R. Grace & Co.	17,500	1,310,225

		13,547,513
Commercial services and supplies (2.0%)

ACCO Brands Corp.(NON)	144,321	1,622,168

Deluxe Corp.	36,881	2,492,787

Ennis, Inc.	53,772	931,331

Tetra Tech, Inc.	50,395	1,659,507

		6,705,793
Communications equipment (2.4%)

Applied Optoelectronics, Inc.(NON)(S)	82,853	980,980

Brocade Communications Systems, Inc.	141,230	1,313,439

Ciena Corp.(NON)	36,688	704,043

F5 Networks, Inc.(NON)	13,615	1,680,363

InterDigital, Inc./PA	25,008	1,476,722

Plantronics, Inc.	17,861	861,615

ShoreTel, Inc.(NON)	105,902	777,321

		7,794,483
Construction and engineering (2.9%)

Argan, Inc.	31,679	1,461,352

Dycom Industries, Inc.(NON)(S)	36,784	3,459,535

Granite Construction, Inc.	19,000	945,820

MasTec, Inc.(NON)	81,860	2,001,477

Quanta Services, Inc.(NON)	63,230	1,618,688

		9,486,872
Construction materials (0.6%)

Summit Materials, Inc. Class A(NON)	83,695	1,853,007

		1,853,007
Consumer finance (1.1%)

Encore Capital Group, Inc.(NON)	15,736	384,116

Nelnet, Inc. Class A	41,803	1,689,259

OneMain Holdings, Inc.(NON)(S)	58,216	1,678,949

		3,752,324
Containers and packaging (0.4%)

Owens-Illinois, Inc.(NON)	65,934	1,238,900

		1,238,900
Diversified telecommunication services (1.5%)

Cogent Communications Holdings, Inc.	25,208	1,077,138

Frontier Communications Corp.(S)	229,271	1,192,209

IDT Corp. Class B	33,404	509,745

Inteliquent, Inc.	68,832	1,414,498

Vonage Holdings Corp.(NON)	115,000	681,950

		4,875,540
Electrical equipment (0.9%)

AZZ, Inc.	15,547	965,158

EnerSys	11,204	698,569

Sensata Technologies Holding NV(NON)	37,264	1,413,051

		3,076,778
Electronic equipment, instruments, and components (2.5%)

Arrow Electronics, Inc.(NON)	43,348	2,882,209

Belden, Inc.	8,600	629,606

Littelfuse, Inc.	7,630	953,903

Plexus Corp.(NON)	25,198	1,157,596

ScanSource, Inc.(NON)	38,809	1,592,333

SYNNEX Corp.	10,524	1,057,978

		8,273,625
Energy equipment and services (0.3%)

Oil States International, Inc.(NON)	35,239	1,089,590

		1,089,590
Food and staples retail (0.4%)

SpartanNash Co.	40,551	1,277,357

		1,277,357
Food products (2.2%)

B&G Foods, Inc.	21,800	1,124,662

Dean Foods Co.(S)	63,523	1,172,635

Hain Celestial Group, Inc. (The)(NON)	24,039	1,269,019

John B. Sanfilippo & Son, Inc.	13,322	621,738

Omega Protein Corp.(NON)	66,993	1,508,682

Sanderson Farms, Inc.(S)	18,730	1,640,561

		7,337,297
Gas utilities (0.5%)

UGI Corp.	34,991	1,583,693

		1,583,693
Health-care equipment and supplies (3.1%)

Conmed Corp.	11,100	451,104

DexCom, Inc.(NON)	14,777	1,362,883

Globus Medical, Inc. Class A(NON)(S)	32,224	739,541

Halyard Health, Inc.(NON)	28,299	978,862

ICU Medical, Inc.(NON)	18,441	2,153,171

Integer Holdings Corp.(NON)	36,011	799,804

Spectranetics Corp. (The)(NON)	40,047	928,289

STERIS PLC (United Kingdom)	20,565	1,459,087

Zeltiq Aesthetics, Inc.(NON)(S)	39,195	1,330,670

		10,203,411
Health-care providers and services (3.8%)

Aceto Corp.	30,686	788,937

AmSurg Corp.(NON)	5,795	434,683

Centene Corp.(NON)	19,989	1,410,224

Chemed Corp.	14,774	2,173,846

HealthSouth Corp.	23,253	1,001,042

Kindred Healthcare, Inc.	49,688	609,175

Landauer, Inc.	23,156	966,068

Molina Healthcare, Inc.(NON)	6,371	361,937

PharMerica Corp.(NON)	54,831	1,456,311

Select Medical Holdings Corp.(NON)(S)	67,828	780,022

Surgical Care Affiliates, Inc.(NON)	30,317	1,576,787

Triple-S Management Corp. Class B (Puerto Rico)(NON)	36,836	915,375

		12,474,407
Health-care technology (0.3%)

Veeva Systems, Inc. Class A(NON)(S)	30,203	1,147,412

		1,147,412
Hotels, restaurants, and leisure (1.9%)

BJ's Restaurants, Inc.(NON)	21,145	821,272

Buffalo Wild Wings, Inc.(NON)	4,057	681,414

Cheesecake Factory, Inc. (The)	29,838	1,543,520

Marriott Vacations Worldwide Corp.(S)	22,107	1,686,764

Penn National Gaming, Inc.(NON)	94,605	1,420,967

		6,153,937
Household durables (0.9%)

Ethan Allen Interiors, Inc.(S)	18,487	642,054

LGI Homes, Inc.(NON)(S)	66,087	2,268,767

		2,910,821
Independent power and renewable electricity producers (0.3%)

Dynegy, Inc.(NON)	62,247	941,797

		941,797
Insurance (2.3%)

American Equity Investment Life Holding Co.	61,716	983,136

Amtrust Financial Services, Inc.	33,128	790,765

CNO Financial Group, Inc.	80,839	1,404,173

Employers Holdings, Inc.	54,445	1,552,771

Federated National Holding Co.	56,673	1,187,299

Genworth Financial, Inc. Class A(NON)	82,446	235,796

HCI Group, Inc.	22,204	669,673

Heritage Insurance Holdings, Inc.	52,713	653,114

United Insurance Holdings Corp.	9,472	150,226

		7,626,953
Internet and catalog retail (0.3%)

FTD Cos., Inc.(NON)	44,504	1,126,396

		1,126,396
Internet software and services (3.2%)

Blucora, Inc.(NON)	86,782	886,044

Carbonite, Inc.(NON)	96,300	1,060,263

Cornerstone OnDemand, Inc.(NON)	22,597	975,964

IAC/InterActive Corp.	33,725	1,954,701

Instructure, Inc.(NON)(S)	29,834	648,591

j2 Global, Inc.	22,697	1,517,067

New Relic, Inc.(NON)	19,600	675,024

Shopify, Inc. Class A (Canada)(NON)	19,603	671,795

Stamps.com, Inc.(NON)(S)	8,210	622,359

Web.com Group, Inc.(NON)	57,825	1,090,580

XO Group, Inc.(NON)	26,400	481,272

		10,583,660
IT Services (2.7%)

CACI International, Inc. Class A(NON)	15,547	1,482,096

Cardtronics PLC Class A (United Kingdom)(NON)(S)	22,021	968,704

Computer Sciences Corp.	42,865	2,050,233

CSG Systems International, Inc.	37,940	1,527,464

ManTech International Corp. Class A	41,723	1,648,476

Perficient, Inc.(NON)	60,333	1,340,599

		9,017,572
Leisure products (0.4%)

MCBC Holdings, Inc.	37,653	432,256

Vista Outdoor, Inc.(NON)	15,257	763,613

		1,195,869
Life sciences tools and services (1.3%)

Albany Molecular Research, Inc.(NON)(S)	82,753	1,194,953

Cambrex Corp.(NON)	19,010	996,314

INC Research Holdings, Inc. Class A(NON)	18,624	828,954

VWR Corp.(NON)	41,706	1,306,232

		4,326,453
Machinery (2.8%)

Douglas Dynamics, Inc.	25,781	690,931

Greenbrier Cos., Inc. (The)(S)	42,286	1,388,249

NN, Inc.(S)	66,124	1,115,512

Snap-On, Inc.	10,235	1,608,635

Standex International Corp.	12,359	1,097,479

Terex Corp.	34,176	825,009

Wabash National Corp.(NON)	50,468	730,777

Wabtec Corp.	24,141	1,653,659

		9,110,251
Marine (0.2%)

Matson, Inc.	14,294	534,167

		534,167
Media (0.4%)

Regal Entertainment Group Class A(S)	54,279	1,276,642

		1,276,642
Metals and mining (0.4%)

Ternium SA ADR	61,800	1,341,678

		1,341,678
Multi-utilities (0.4%)

Vectren Corp.	27,806	1,438,404

		1,438,404
Multiline retail (0.3%)

Big Lots, Inc.(S)	16,316	867,685

		867,685
Oil, gas, and consumable fuels (1.1%)

Aegean Marine Petroleum Network, Inc. (Greece)(S)	127,139	828,946

Callon Petroleum Co.(NON)	80,028	911,519

Diamondback Energy, Inc.(NON)	8,983	788,618

Gulfport Energy Corp.(NON)	11,973	348,295

Northern Oil and Gas, Inc.(NON)(S)	154,248	610,822

		3,488,200
Paper and forest products (0.6%)

Domtar Corp.	34,849	1,372,005

KapStone Paper and Packaging Corp.	37,267	532,173

		1,904,178
Pharmaceuticals (4.5%)

Akorn, Inc.(NON)	17,465	597,827

ANI Pharmaceuticals, Inc.(NON)(S)	12,642	766,105

Aralez Pharmaceuticals, Inc. (Canada)(NON)	119,740	419,090

Cardiome Pharma Corp. (Canada)(NON)	66,152	207,056

Depomed, Inc.(NON)	23,832	452,093

Endo International PLC(NON)	90,713	1,574,778

Horizon Pharma PLC(NON)(S)	73,661	1,420,921

Impax Laboratories, Inc.(NON)	41,610	1,307,386

Jazz Pharmaceuticals PLC(NON)	10,624	1,603,905

Lannett Co., Inc.(NON)(S)	53,961	1,684,662

Medicines Co. (The)(NON)(S)	25,284	988,857

Pacira Pharmaceuticals, Inc.(NON)(S)	23,749	860,901

Prestige Brands Holdings, Inc.(NON)	11,107	594,225

Sucampo Pharmaceuticals, Inc. Class A(NON)	56,252	660,961

Supernus Pharmaceuticals, Inc.(NON)	68,928	1,531,580

		14,670,347
Professional services (1.4%)

ICF International, Inc.(NON)	40,744	1,685,987

Navigant Consulting, Inc.(NON)	149,339	2,943,472

		4,629,459
Real estate investment trusts (REITs) (6.9%)

Agree Realty Corp.	19,006	963,984

Apollo Commercial Real Estate Finance, Inc.	53,965	876,931

ARMOUR Residential REIT, Inc.	10,818	230,207

Ashford Hospitality Trust, Inc.	95,378	568,453

Brandywine Realty Trust	52,327	882,756

CBL & Associates Properties, Inc.	29,493	362,469

Chesapeake Lodging Trust	38,729	978,682

Chimera Investment Corp.	79,576	1,335,285

Colony Capital, Inc. Class A	52,058	925,591

Communications Sales & Leasing, Inc.	66,317	2,061,132

Community Healthcare Trust, Inc.	38,019	874,057

CYS Investments, Inc.	56,373	504,538

Geo Group, Inc. (The)	36,301	1,256,378

Hersha Hospitality Trust	22,866	432,167

Investors Real Estate Trust	74,303	491,886

Lexington Realty Trust	131,192	1,426,057

LTC Properties, Inc.	13,032	697,603

MFA Financial, Inc.	49,236	370,255

National Health Investors, Inc.	18,737	1,472,166

Omega Healthcare Investors, Inc.	33,417	1,152,887

One Liberty Properties, Inc.	27,129	678,768

Ramco-Gershenson Properties Trust	36,864	731,382

Select Income REIT	29,347	814,673

STAG Industrial, Inc.	40,464	1,026,976

Summit Hotel Properties, Inc.	98,513	1,396,914

Universal Health Realty Income Trust	5,989	357,364

		22,869,561
Real estate management and development (0.5%)

RE/MAX Holdings, Inc. Class A	36,688	1,589,324

		1,589,324
Semiconductors and semiconductor equipment (7.5%)

Advanced Energy Industries, Inc.(NON)	57,632	2,346,775

Ambarella, Inc.(NON)(S)	10,235	593,425

CEVA, Inc.(NON)	67,387	2,025,653

Cirrus Logic, Inc.(NON)	15,995	777,197

Cypress Semiconductor Corp.(S)	84,635	985,151

FormFactor, Inc.(NON)	168,562	1,576,055

Integrated Device Technology, Inc.(NON)	39,888	877,137

Intersil Corp. Class A	43,152	659,363

Lam Research Corp.(S)	30,862	2,770,482

Lattice Semiconductor Corp.(NON)	189,786	1,140,614

Maxim Integrated Products, Inc.	33,214	1,354,467

Mellanox Technologies, Ltd. (Israel)(NON)	32,445	1,433,420

MKS Instruments, Inc.	22,880	1,045,158

Monolithic Power Systems, Inc.	10,524	765,305

ON Semiconductor Corp.(NON)	87,848	881,115

Power Integrations, Inc.	16,512	942,340

Semtech Corp.(NON)	11,587	294,542

Silicon Laboratories, Inc.(NON)	10,524	560,719

Skyworks Solutions, Inc.	14,851	980,463

Tessera Technologies, Inc.	33,307	1,070,487

Tower Semiconductor, Ltd. (Israel)(NON)(S)	122,558	1,652,082

		24,731,950
Software (3.8%)

Blackbaud, Inc.	17,282	1,155,302

Fleetmatics Group PLC (Ireland)(NON)	20,143	865,343

Gigamon, Inc.(NON)	16,026	748,735

Mentor Graphics Corp.	57,342	1,224,825

MobileIron, Inc.(NON)(S)	139,302	475,020

Paylocity Holding Corp.(NON)(S)	16,412	732,632

Proofpoint, Inc.(NON)(S)	25,684	1,948,645

PROS Holdings, Inc.(NON)	64,796	1,203,910

Rovi Corp.(NON)	43,541	819,006

Tyler Technologies, Inc.(NON)	10,428	1,699,973

Ultimate Software Group, Inc.(NON)(S)	4,540	949,314

Zendesk, Inc.(NON)	22,407	677,588

		12,500,293
Specialty retail (2.2%)

American Eagle Outfitters, Inc.(S)	74,340	1,332,173

Chico's FAS, Inc.	107,164	1,287,040

DSW, Inc. Class A	25,201	611,376

Express, Inc.(NON)	58,891	881,009

Michaels Cos., Inc. (The)(NON)	102,552	2,703,271

Restoration Hardware Holdings, Inc.(NON)(S)	18,234	561,790

		7,376,659
Technology hardware, storage, and peripherals (1.0%)

Cray, Inc.(NON)	6,552	206,781

NCR Corp.(NON)	60,333	1,989,179

Super Micro Computer, Inc.(NON)	48,300	1,040,865

		3,236,825
Textiles, apparel, and luxury goods (1.4%)

G-III Apparel Group, Ltd.(NON)	15,923	637,398

Oxford Industries, Inc.	10,524	601,762

Perry Ellis International, Inc.(NON)	45,900	983,178

Skechers U.S.A., Inc. Class A(NON)	39,878	957,870

Steven Madden, Ltd.(NON)	18,827	659,322

Wolverine World Wide, Inc.	30,317	742,463

		4,581,993
Thrifts and mortgage finance (2.0%)

BofI Holding, Inc.(NON)(S)	44,407	746,926

Federal Agricultural Mortgage Corp. Class C	31,196	1,198,862

HomeStreet, Inc.(NON)	46,100	1,028,030

LendingTree, Inc.(NON)(S)	14,774	1,491,879

Meta Financial Group, Inc.	24,135	1,319,943

Radian Group, Inc.	59,953	773,394

		6,559,034
Tobacco (0.4%)

Vector Group, Ltd.(S)	53,869	1,189,966

		1,189,966
Trading companies and distributors (0.7%)

Beacon Roofing Supply, Inc.(NON)	25,201	1,184,951

H&E Equipment Services, Inc.	57,756	1,075,412

		2,260,363

Total common stocks (cost $294,707,207)		$323,480,501

INVESTMENT COMPANIES (1.4%)(a)
	Shares	Value

Fifth Street Finance Corp.	176,282	$987,179

Hercules Capital, Inc.	71,726	951,087

Medley Capital Corp.	95,541	696,494

Solar Capital, Ltd.	62,132	1,258,173

TICC Capital Corp.	111,024	626,175

Total investment companies (cost $4,185,607)		$4,519,108

SHORT-TERM INVESTMENTS (15.5%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.62%(d)	49,804,406	$49,804,406

Putnam Short Term Investment Fund 0.44%(AFF)	1,207,943	1,207,943

Total short-term investments (cost $51,012,349)		$51,012,349

TOTAL INVESTMENTS

Total investments (cost $349,905,163)(b)		$379,011,958

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2016 through July 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $329,357,897.
(b)	The aggregate identified cost on a tax basis is $349,723,177, resulting in gross unrealized appreciation and depreciation of $37,202,884 and $7,914,103, respectively, or net unrealized appreciation of $29,288,781.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$6,341,414	$49,278,954	$54,412,425	$5,926	$1,207,943
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $49,804,406, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $48,575,347. Certain of these securities were sold prior to the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$30,155,780	$—	$—
Consumer staples	9,804,620	—	—
Energy	4,577,790	—	—
Financials	72,434,954	—	—
Health care	57,451,283	—	—
Industrials	44,192,956	—	—
Information technology	76,138,408	—	—
Materials	19,885,276	—	—
Telecommunication services	4,875,540	—	—
Utilities	3,963,894	—	—
Total common stocks	323,480,501	—	—
Investment companies	4,519,108	—	—
Short-term investments	1,207,943	49,804,406	—

Totals by level	$329,207,552	$49,804,406	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 29, 2016